SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Components of Operating Expenses
	Nine Months Ended September 30,
	2025	2024

Cost of revenues	$0.9	$(0.2)
Research and development	9.5	(2.7)
Selling and marketing	4.5	(0.2)
General and administrative	2.3	(0.7)

	$17.2	$(3.8)